Document And Entity Information	Aug. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2023
Entity Registrant Name	HILLEVAX, INC.
Entity Central Index Key	0001888012
Entity Emerging Growth Company	true
Securities Act File Number	001-41365
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-0545060
Entity Address, Address Line One	75 State Street
Entity Address, Address Line Two	Suite 100 - #9995
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	213-5054
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	HLVX
Security Exchange Name	NASDAQ